Debt - Schedule of Long Term Debt Obligations (Details) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Line of credit	$ 65,000
National Bank of Oman [Member]
Line of credit		$ 60
National Bank of Oman [Member]
Line of credit		$ 20